Supplier Finance Arrangements - Additional Information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [abstract]
Foreign exchange differences affect the liabilities under supplier finance arrangement	$ 0	$ 0
Non-cash transfers from suppliers to debt	$ 6,276,203,000	$ 3,498,928,000